Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	AUDIOEYE INC
Entity Central Index Key	0001362190
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Amendment Description
Entity Filer Category	Smaller Reporting Company